DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The company’s activities expose it to a variety of financial risks, including market risk (currency risk and interest rate risk), and liquidity risk. The company and its subsidiaries selectively use derivative financial instruments principally to manage these risks.
The following table summarizes the aggregate notional amounts of the company’s derivative positions as at December 31, 2023 and 2022:

(US$ MILLIONS)	December 31, 2023	December 31, 2022
Foreign exchange contracts	$614	$2,529
Cross currency swaps	111	110
Interest rate derivatives	4,375	3,846
	$5,100	$6,485
Foreign exchange contracts
The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the company as at December 31, 2023 and 2022. The notional amounts as at December 31, 2023 and 2022 include both buy and sell contracts.

	Notional amount		Average exchange rate
(US$ MILLIONS, except as noted)	2023	2022	2023	2022
Foreign exchange contracts
Australian dollars	$39	$387	1.48	1.58
Brazilian real	575	—	5.21	—
British pounds	—	263	—	0.82
Canadian dollars	—	106	—	1.35
Euros	—	640	—	0.94
Swedish krona	—	1,086	—	9.78
Other	—	47
	$614	$2,529
Other Information Regarding Derivative Financial Instruments
The following table presents the notional amounts underlying derivative instruments by term to maturity as at December 31, 2023 and the comparative notional amounts as at December 31, 2022, for both derivatives that are classified as FVTPL and derivatives that qualify for hedge accounting:

	2023				2022
(US$ MILLIONS)	< 1 Year	1-5 Years	5+ Years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	$—	$—	$—	$—	$1,022
Interest rate derivatives	—	46	—	46	—
Designated for hedge accounting
Foreign exchange contracts	3	611	—	614	1,507
Cross currency swaps	111	—	—	111	110
Interest rate derivatives	486	3,843	—	4,329	3,846
	$600	$4,500	$—	$5,100	$6,485